Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000246458 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000246458 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000246458 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000246458 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000246458 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000246458 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000246458 | 69608A108 | Palantir Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246458 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246458 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000246458 | G0250X107 | Amcor PLC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246458 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000246458 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246458 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246458 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000246458 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000246458 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000246458 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000246458 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000246458 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000246458 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000246458 | Technology
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000211432 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000211432 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000211432 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000211432 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211432 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000211432 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211432 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000211432 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211432 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000211432 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000211432 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211432 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000211432 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000211432 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000211432 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000211432 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000211432 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000211432 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000211432 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000211432 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000211432 | Technology
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000211433 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000211433 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000211433 | 69608A108 | Palantir Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000211433 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000211433 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000211433 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000211433 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000211433 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000211433 | 872590104 | T-Mobile US, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000211433 | 369604301 | General Electric Company
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211433 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000211433 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000211433 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211433 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000211433 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000211433 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211433 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000211433 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000211433 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000211433 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.80%